Segment Financial Information	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segment Financial Information	Segment Financial Information
The Company determined in accordance with ASC Topic 280, Segment Reporting (“ASC 280”), that the Company operates in and reports as a single operating segment, which is to care for its patient’s needs. Operating segments are identified as components of an enterprise where separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”), or decision-making group, who reviews financial operating results on a regular basis for the purpose of allocating resources and evaluating financial performance.
The Company defines its CODM as its Chief Executive Officer, who regularly reviews financial operating results on a consolidated basis for purposes of allocating resources and evaluating financial performance. Although the Company derives its revenues from a number of different geographic regions, the Company neither allocates resources based on the operating results from the individual regions, nor manages each individual region as a separate business unit. The Company’s CODM manages the operations on a consolidated basis to make decisions about overall corporate resource allocation and to assess overall corporate profitability. As of December 31, 2020 and 2019, all of the Company’s long-lived assets were located in the United States and all revenue was earned in the United States. Segment Financial Information The Company determined in accordance with ASC Topic 280, Segment Reporting (“ASC 280”), that the Company operates in and reports as a single operating segment, which is to care for its patients’ needs. Operating segments are identified as components of an enterprise where separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”), or decision-making group, who reviews financial operating results on a regular basis for the purpose of allocating resources and evaluating financial performance.
The Company defines its CODM as its Chief Executive Officer, who regularly reviews financial operating results on a consolidated basis for purposes of allocating resources and evaluating financial performance. Although the Company derives its revenues from a number of different geographic regions, the Company neither allocates resources based on the operating results from the individual regions, nor manages each individual region as a separate business unit. The Company’s CODM manages the operations on a consolidated basis to make decisions about overall corporate resource allocation and to assess overall corporate profitability. As of September 30, 2021 and December 31, 2020, all of the Company’s long-lived assets were located in the United States and for the three and nine months ended September 30, 2021 and 2020 all revenue was earned in the United States.